Taxation - Earliest Open Tax Year (Details)	12 Months Ended
Dec. 31, 2019
Angola
Income Tax Examination [Line Items]
Earliest Open Year	2015
Nigeria
Income Tax Examination [Line Items]
Earliest Open Year	2014
United States
Income Tax Examination [Line Items]
Earliest Open Year	2016
Norway
Income Tax Examination [Line Items]
Earliest Open Year	2015
Brazil
Income Tax Examination [Line Items]
Earliest Open Year	2008